Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Trading Symbol	ORTX
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Central Index Key	0001748907
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity File Number	001-38722
Entity Address, Address Line One	108 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	United Kingdom
Entity Address, Postal Zip Code	EC4N 6EU